CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Revenues
Total revenue	$ 71,452,736	$ 58,546,729	$ 49,233,547
Cost of revenues
Total cost of revenue	64,066,148	51,583,802	42,082,297
Gross profit	7,386,588	6,962,927	7,151,250
Operating expenses:
Selling and marketing	121,681	114,300	117,032
General and administrative	2,225,447	1,616,980	1,116,376
Research and development	240,052	229,934	254,246
Total operating expenses	2,587,180	1,961,214	1,487,654
Income from operations	4,799,408	5,001,713	5,663,596
Other income (expenses)
Interest expense	(159,298)	(139,752)	(83,543)
Interest income	1,100	1,468	964
Investment income	20,295	33,013	31,506
Other income	65,021	218,697	338,951
Other non-operating expenses, net	(27,257)	(11,400)	(11,677)
Total other income (expense), net	(100,139)	102,026	276,201
Income before income tax provisions	4,699,269	5,103,739	5,939,797
Income tax provision	677,421	537,771	1,035,247
Net income	4,021,848	4,565,968	4,904,550
Other comprehensive income
Foreign currency translation adjustment	(108,205)	(751,042)	(765,836)
Comprehensive income	$ 3,913,643	$ 3,814,926	$ 4,138,714
Earnings per ordinary share- basic (in dollars per share)	$ 0.18	$ 0.21	$ 0.22
Earnings per ordinary share- diluted (in dollars per share)	$ 0.18	$ 0.21	$ 0.22
Weighted average number of ordinary shares- basic (in shares)	22,401,712	22,000,000	22,000,000
Weighted average number of ordinary shares- diluted (in shares)	22,401,712	22,000,000	22,000,000
Non-related party
Revenues
Total revenue	$ 51,558,098	$ 46,618,820	$ 42,132,930
Cost of revenues
Total cost of revenue	64,066,148	51,583,802	41,700,199
Related party
Revenues
Total revenue	$ 19,894,638	$ 11,927,909	7,100,617
Cost of revenues
Total cost of revenue			$ 382,098